TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2017
Trade and other current payables [abstract]
TRADE AND OTHER PAYABLES
22.	TRADE AND OTHER PAYABLES

	December 31, 2017 US$’000	December 31, 2016 US$’000
Trade payables	8,045	9,017
Payroll taxes	423	489
Employee related social insurance	151	416
Accrued liabilities	11,618	10,877
Deferred income	278	224
Restructuring accrual	-	3,734

	20,515	24,757

Accrued liabilities include US$1,112,000 (2016: US$2,195,000) relating to contracted licence payments for HIV-2 licence.

The restructuring accrual in 2016 represented the cost of closing the Swedish facility, Fiomi Diagnostics (refer to Note 10), and mainly comprised contractual obligations associated with terminating premises and supplier contracts, as well as unpaid redundancy costs for 20 employees. For more information refer to Note 10, Loss on Discontinued Operations.